Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS
At March 31, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 96.3%
Aerospace & Defense - 2.3%
Curtiss-Wright Corp.	7,250	$ 2,300,208
Elbit Systems Ltd.	2,340	897,811
Huntington Ingalls Industries, Inc.	37,800	7,712,712
V2X, Inc. (A)	20,600	1,010,430
		11,921,161
Automobile Components - 0.3%
Gentex Corp.	20,900	486,970
Visteon Corp. (A)	15,900	1,234,158
		1,721,128
Banks - 7.4%
Atlantic Union Bankshares Corp.	29,000	903,060
Berkshire Hills Bancorp, Inc.	62,700	1,635,843
Columbia Banking System, Inc.	71,200	1,775,728
Community West Bancshares	12,700	234,696
Dime Community Bancshares, Inc.	68,600	1,912,568
Eastern Bankshares, Inc.	110,100	1,805,640
First Citizens BancShares, Inc., Class A	4,714	8,740,322
First Community Bankshares, Inc.	31,600	1,191,004
First Merchants Corp.	45,400	1,835,976
OceanFirst Financial Corp.	57,150	972,121
Princeton Bancorp, Inc.	8,300	253,565
Provident Financial Services, Inc.	122,400	2,101,608
Sandy Spring Bancorp, Inc.	65,600	1,833,520
TrustCo Bank Corp.	69,850	2,129,028
UMB Financial Corp.	20,250	2,047,275
United Bankshares, Inc.	25,750	892,753
United Community Banks, Inc.	61,250	1,722,962
WaFd, Inc.	87,950	2,513,611
Webster Financial Corp.	64,200	3,309,510
		37,810,790
Beverages - 1.0%
Molson Coors Beverage Co., Class B	81,375	4,953,296
Biotechnology - 1.2%
Biogen, Inc. (A)	24,100	3,297,844
Catalyst Pharmaceuticals, Inc. (A)	10,100	244,925
Exelixis, Inc. (A)	67,150	2,479,178
		6,021,947
Building Products - 1.2%
American Woodmark Corp. (A)	20,200	1,188,366
Gibraltar Industries, Inc. (A)	5,150	302,099
Hayward Holdings, Inc. (A)	85,900	1,195,728
Owens Corning	14,300	2,042,326
Quanex Building Products Corp.	70,450	1,309,665
		6,038,184
Capital Markets - 1.0%
Piper Sandler Cos.	10,950	2,711,877
Stifel Financial Corp.	24,700	2,328,222
		5,040,099
Chemicals - 1.6%
Huntsman Corp.	35,050	553,440
	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
LSB Industries, Inc. (A)	109,850	$ 723,911
Mosaic Co.	251,719	6,798,930
		8,076,281
Commercial Services & Supplies - 0.3%
HNI Corp.	26,450	1,173,057
Tetra Tech, Inc.	11,450	334,913
		1,507,970
Communications Equipment - 0.2%
Harmonic, Inc. (A)	65,700	630,063
KVH Industries, Inc. (A)	64,650	341,999
Silicom Ltd. (A)	19,600	291,648
		1,263,710
Construction & Engineering - 1.4%
Comfort Systems USA, Inc.	5,000	1,611,650
EMCOR Group, Inc.	8,725	3,225,022
Granite Construction, Inc.	31,150	2,348,710
		7,185,382
Consumer Finance - 0.8%
Ally Financial, Inc.	115,292	4,204,699
Consumer Staples Distribution & Retail - 3.2%
Dollar General Corp.	44,400	3,904,092
Dollar Tree, Inc. (A)	62,300	4,676,861
Ingles Markets, Inc., Class A	11,300	735,969
U.S. Foods Holding Corp. (A)	49,900	3,266,454
Village Super Market, Inc., Class A	19,200	729,792
Walgreens Boots Alliance, Inc.	279,100	3,117,547
		16,430,715
Containers & Packaging - 2.4%
Crown Holdings, Inc.	70,800	6,319,608
Graphic Packaging Holding Co.	180,500	4,685,780
Greif, Inc., Class A	18,300	1,006,317
		12,011,705
Distributors - 1.1%
LKQ Corp.	136,000	5,785,440
Diversified Consumer Services - 0.5%
American Public Education, Inc. (A)	3,500	78,120
Stride, Inc. (A)	20,950	2,650,175
		2,728,295
Diversified REITs - 0.2%
Broadstone Net Lease, Inc.	64,000	1,090,560
Diversified Telecommunication Services - 0.5%
GCI Liberty, Inc. (A)(B)(C)(D)	60,500	0
Liberty Global Ltd., Class A (A)	231,500	2,664,565
		2,664,565
Electric Utilities - 2.5%
Evergy, Inc.	101,201	6,977,809
Transamerica Series Trust

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Electric Utilities (continued)
OGE Energy Corp.	91,900	$ 4,223,724
Portland General Electric Co.	33,650	1,500,790
		12,702,323
Electrical Equipment - 0.8%
Acuity, Inc.	1,250	329,187
LSI Industries, Inc.	152,200	2,587,400
Regal Rexnord Corp.	9,400	1,070,190
		3,986,777
Electronic Equipment, Instruments & Components - 2.9%
Coherent Corp. (A)	14,350	931,889
IPG Photonics Corp. (A)	7,300	460,922
Itron, Inc. (A)	8,100	848,556
OSI Systems, Inc. (A)	16,475	3,201,751
TD SYNNEX Corp.	33,000	3,430,680
Vishay Intertechnology, Inc.	81,600	1,297,440
Vontier Corp.	146,987	4,828,523
		14,999,761
Energy Equipment & Services - 2.2%
Halliburton Co.	199,000	5,048,630
Helix Energy Solutions Group, Inc. (A)	160,900	1,337,079
Helmerich & Payne, Inc.	33,600	877,632
Noble Corp. PLC (E)	127,500	3,021,750
Seadrill Ltd. (A)	24,000	600,000
Select Water Solutions, Inc.	51,300	538,650
		11,423,741
Entertainment - 1.7%
Madison Square Garden Entertainment Corp. (A)	49,850	1,632,089
Madison Square Garden Sports Corp. (A)	7,800	1,518,816
Sphere Entertainment Co. (A)	18,250	597,140
Warner Bros Discovery, Inc. (A)	453,400	4,864,982
		8,613,027
Financial Services - 2.2%
Corpay, Inc. (A)	14,000	4,882,080
Global Payments, Inc.	64,900	6,355,008
		11,237,088
Food Products - 6.4%
Archer-Daniels-Midland Co.	157,400	7,556,774
Conagra Brands, Inc.	183,700	4,899,279
Kraft Heinz Co.	244,600	7,443,178
Lamb Weston Holdings, Inc.	29,300	1,561,690
Nomad Foods Ltd.	83,150	1,633,898
Post Holdings, Inc. (A)	34,868	4,057,240
Smithfield Foods, Inc. (A)	8,600	175,354
Tyson Foods, Inc., Class A	86,300	5,506,803
		32,834,216
Gas Utilities - 0.1%
National Fuel Gas Co.	7,900	625,601
Ground Transportation - 0.7%
U-Haul Holding Co.	56,900	3,367,342
	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 3.7%
AngioDynamics, Inc. (A)	113,100	$ 1,062,009
Baxter International, Inc.	206,700	7,075,341
Inmode Ltd. (A)	60,100	1,066,174
Integra LifeSciences Holdings Corp. (A)	50,200	1,103,898
Koninklijke Philips NV (E)	96,582	2,453,183
OraSure Technologies, Inc. (A)	68,000	229,160
QuidelOrtho Corp. (A)	6,000	209,820
Zimmer Biomet Holdings, Inc.	48,700	5,511,866
		18,711,451
Health Care Providers & Services - 2.8%
AMN Healthcare Services, Inc. (A)	12,600	308,196
Centene Corp. (A)	116,522	7,074,051
Cross Country Healthcare, Inc. (A)	38,900	579,221
Encompass Health Corp.	26,450	2,678,856
Enhabit, Inc. (A)	96,850	851,311
Henry Schein, Inc. (A)	34,200	2,342,358
National HealthCare Corp.	6,350	589,280
		14,423,273
Health Care REITs - 1.0%
Community Healthcare Trust, Inc.	53,200	966,112
Healthpeak Properties, Inc.	91,800	1,856,196
Sabra Health Care, Inc.	141,000	2,463,270
		5,285,578
Hotel & Resort REITs - 0.5%
Apple Hospitality, Inc.	122,100	1,576,311
DiamondRock Hospitality Co.	98,000	756,560
Summit Hotel Properties, Inc.	55,800	301,878
		2,634,749
Hotels, Restaurants & Leisure - 0.5%
Bloomin' Brands, Inc.	33,600	240,912
Churchill Downs, Inc.	10,250	1,138,468
Golden Entertainment, Inc.	20,000	527,800
Lucky Strike Entertainment Corp., Class C (E)	48,500	473,360
		2,380,540
Household Durables - 1.0%
Helen of Troy Ltd. (A)	13,800	738,162
KB Home	29,000	1,685,480
La-Z-Boy, Inc.	28,750	1,123,837
PulteGroup, Inc.	6,425	660,490
Sonos, Inc. (A)	69,800	744,766
		4,952,735
Household Products - 0.3%
Spectrum Brands Holdings, Inc.	19,650	1,405,958
Industrial REITs - 0.3%
LXP Industrial Trust	163,550	1,414,708
Insurance - 4.1%
Everest Group Ltd.	6,825	2,479,727
Fidelity National Financial, Inc.	87,107	5,668,923
Markel Group, Inc. (A)	2,978	5,567,699
Old Republic International Corp.	58,350	2,288,487
Transamerica Series Trust

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Selective Insurance Group, Inc.	17,900	$ 1,638,566
United Fire Group, Inc.	34,250	1,009,005
Willis Towers Watson PLC	6,400	2,162,880
		20,815,287
Interactive Media & Services - 2.1%
IAC, Inc. (A)	109,164	5,014,994
Match Group, Inc.	183,700	5,731,440
		10,746,434
IT Services - 0.7%
ASGN, Inc. (A)	14,000	882,280
Cognizant Technology Solutions Corp., Class A	33,200	2,539,800
		3,422,080
Leisure Products - 0.4%
BRP, Inc. (E)	12,450	420,935
MasterCraft Boat Holdings, Inc. (A)	57,700	993,594
Polaris, Inc.	11,850	485,139
		1,899,668
Life Sciences Tools & Services - 1.7%
Azenta, Inc. (A)	21,850	756,884
Bio-Rad Laboratories, Inc., Class A (A)	20,560	5,007,594
IQVIA Holdings, Inc. (A)	15,300	2,697,390
Maravai LifeSciences Holdings, Inc., Class A (A)	75,850	167,628
		8,629,496
Machinery - 2.0%
CNH Industrial NV	177,700	2,182,156
Columbus McKinnon Corp.	18,250	308,973
Douglas Dynamics, Inc.	13,350	310,120
Gencor Industries, Inc. (A)	45,000	547,200
Middleby Corp. (A)	10,500	1,595,790
Miller Industries, Inc.	21,000	889,770
Mueller Industries, Inc.	52,600	4,004,964
Oshkosh Corp.	5,050	475,104
		10,314,077
Media - 3.2%
EchoStar Corp., Class A (A)(E)	61,033	1,561,224
Liberty Broadband Corp., Class C (A)	64,777	5,509,284
News Corp., Class A	147,200	4,006,784
Perion Network Ltd. (A)(E)	30,400	247,456
Sirius XM Holdings, Inc.	210,423	4,743,987
		16,068,735
Metals & Mining - 1.9%
Commercial Metals Co.	158,700	7,301,787
Kaiser Aluminum Corp.	15,700	951,734
Metallus, Inc. (A)	70,350	939,876
Radius Recycling, Inc.	11,900	343,672
		9,537,069
Multi-Utilities - 3.5%
Dominion Energy, Inc.	140,300	7,866,621
	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities (continued)
NiSource, Inc.	155,165	$ 6,220,565
Northwestern Energy Group, Inc.	64,900	3,755,763
		17,842,949
Office REITs - 0.8%
JBG SMITH Properties (E)	210,200	3,386,322
Piedmont Office Realty Trust, Inc., Class A	70,550	519,953
		3,906,275
Oil, Gas & Consumable Fuels - 3.8%
Delek U.S. Holdings, Inc.	52,000	783,640
HF Sinclair Corp.	207,500	6,822,600
Kinder Morgan, Inc.	128,100	3,654,693
Magnolia Oil & Gas Corp., Class A	173,200	4,375,032
Ovintiv, Inc.	40,100	1,716,280
REX American Resources Corp. (A)	43,000	1,615,510
Teekay Tankers Ltd., Class A	12,350	472,634
		19,440,389
Pharmaceuticals - 4.2%
Amphastar Pharmaceuticals, Inc. (A)	19,150	555,158
Innoviva, Inc. (A)	112,500	2,039,625
Jazz Pharmaceuticals PLC (A)	58,650	7,281,397
Perrigo Co. PLC	236,100	6,620,244
Supernus Pharmaceuticals, Inc. (A)	7,450	243,988
Viatris, Inc.	546,300	4,758,273
		21,498,685
Professional Services - 4.7%
Amentum Holdings, Inc. (A)	304,000	5,532,800
Clarivate PLC (A)(E)	804,600	3,162,078
FTI Consulting, Inc. (A)	1,700	278,936
Heidrick & Struggles International, Inc.	30,050	1,287,041
ICF International, Inc.	12,450	1,057,877
Jacobs Solutions, Inc.	39,400	4,763,066
KBR, Inc.	44,250	2,204,092
Leidos Holdings, Inc.	9,750	1,315,665
Science Applications International Corp.	10,825	1,215,323
SS&C Technologies Holdings, Inc.	38,600	3,224,258
		24,041,136
Real Estate Management & Development - 0.2%
Newmark Group, Inc., Class A	68,750	836,688
Retail REITs - 0.6%
Agree Realty Corp.	21,250	1,640,288
Kite Realty Group Trust	51,600	1,154,292
		2,794,580
Semiconductors & Semiconductor Equipment - 1.5%
Cohu, Inc. (A)	51,900	763,449
Kulicke & Soffa Industries, Inc.	9,350	308,363
Magnachip Semiconductor Corp. (A)	101,100	346,773
MKS Instruments, Inc.	11,200	897,680
Onto Innovation, Inc. (A)	8,550	1,037,457
Silicon Motion Technology Corp., ADR	33,450	1,691,232
Transamerica Series Trust

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Tower Semiconductor Ltd. (A)	40,500	$ 1,444,230
Universal Display Corp.	6,825	951,951
		7,441,135
Software - 0.7%
Adeia, Inc.	121,100	1,600,942
Progress Software Corp.	37,450	1,929,050
		3,529,992
Specialized REITs - 1.1%
Gaming & Leisure Properties, Inc.	110,752	5,637,277
Specialty Retail - 1.6%
Abercrombie & Fitch Co., Class A (A)	16,550	1,263,923
Academy Sports & Outdoors, Inc.	11,750	535,918
American Eagle Outfitters, Inc.	77,400	899,388
Ulta Beauty, Inc. (A)	5,300	1,942,662
Urban Outfitters, Inc. (A)	41,500	2,174,600
Williams-Sonoma, Inc.	8,800	1,391,280
		8,207,771
Textiles, Apparel & Luxury Goods - 0.5%
Steven Madden Ltd.	29,200	777,888
Tapestry, Inc.	22,000	1,549,020
		2,326,908
Trading Companies & Distributors - 0.8%
WESCO International, Inc.	26,200	4,068,860
Total Common Stocks (Cost $441,161,418)		490,460,286
	Shares	Value
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.31% (F)	935,056	$ 935,056
Total Other Investment Company (Cost $935,056)		935,056

	Principal	Value
REPURCHASE AGREEMENT - 3.6%
Fixed Income Clearing Corp., 1.80% (F), dated 03/31/2025, to be repurchased at $18,492,065 on 04/01/2025. Collateralized by a U.S. Government Obligation, 0.88%, due 06/30/2026, and with a value of $18,861,158.	$ 18,491,140	18,491,140
Total Repurchase Agreement (Cost $18,491,140)		18,491,140
Total Investments (Cost $460,587,614)		509,886,482
Net Other Assets (Liabilities) - (0.1)%		(531,698)
Net Assets - 100.0%		$ 509,354,784
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (H)	Value
ASSETS
Investments
Common Stocks	$490,460,286	$—	$0	$490,460,286
Other Investment Company	935,056	—	—	935,056
Repurchase Agreement	—	18,491,140	—	18,491,140
Total Investments	$491,395,342	$18,491,140	$0	$509,886,482
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)	Security is Level 3 of the fair value hierarchy.
(C)	Fair valued as determined in good faith in accordance with TAM's procedures. At March 31, 2025, the total value of the securities is $0, representing 0.0% of the Portfolio’s net assets.
(D)	Security deemed worthless.
(E)
All or a portion of the security is on loan. The total value of the securities on loan is $6,584,627, collateralized by cash collateral of $935,056 and non-cash collateral, such as U.S. government securities of $5,985,062. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(F)	Rate disclosed reflects the yield at March 31, 2025.
(G)
There were no transfers in or out of Level 3 during the period ended March 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Series Trust

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(H)	Level 3 security was not considered significant to the Portfolio.
PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Transamerica Series Trust

Transamerica Small/Mid Cap Value VP

NOTES TO SCHEDULE OF INVESTMENTS
At March 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Small/Mid Cap Value VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at March 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Series Trust

Transamerica Small/Mid Cap Value VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust